Subsequent Events (Details Textual) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended		12 Months Ended	2 Months Ended	12 Months Ended		12 Months Ended
	Aug. 30, 2013	Aug. 16, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 M V Free Knight [Member]	Dec. 30, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2011 Deutsche Bank [Member]	Nov. 18, 2013 Asher [Member]	Oct. 10, 2013 Asher [Member]	Jan. 30, 2014 Subsequent Event [Member]	Feb. 22, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Feb. 18, 2014 Subsequent Event [Member] M V Free Knight [Member]	Dec. 31, 2013 Subsequent Event [Member] M V Free Knight [Member]	Dec. 31, 2013 Subsequent Event [Member] January 31, 2014 [Member]	Dec. 31, 2013 Subsequent Event [Member] February 6, 2014 [Member] Asher [Member]	Dec. 31, 2013 Subsequent Event [Member] February 7, 2014 [Member] Asher [Member]	Dec. 31, 2013 Subsequent Event [Member] January 3, 2014 [Member] Common Stock [Member]	Dec. 31, 2013 Subsequent Event [Member] January 3, 2014 [Member] Series C Preferred Stock [Member]	Dec. 31, 2013 Subsequent Event [Member] January 8, 2014 [Member] Common Stock [Member]	Dec. 31, 2013 Subsequent Event [Member] January 8, 2014 [Member] Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued							750,000	1,450,000															1,500,000		1,300,000
Conversion of Stock, Shares Converted									15,000	29,000														30,000		26,000
Interest Payable, Current																				$ 115,000
Repayments of Bank Debt											3,700,000			22,000,000	22,000,000
Interest Paid, Total			124,000	1,089,000	2,938,000												201,000
Debt Conversion, Converted Instrument, Shares Issued	232,948											109,279	53,618								67,476	53,700
Debt Conversion, Converted Instrument, Amount	153,500											103,500	103,500								75,000	53,500
Loss Contingency Accrual, Payments																			200,000
Proceeds from Sale of Property, Plant, and Equipment, Total			0	0	24,474,000													3,600,000
Tangible Asset Impairment Charges, Total			23,978,000		46,338,000													24,000,000
Debt Instrument, Periodic Payment, Interest																115,000
Litigation Settlement, Expense						265,000													265,000
Extinguishment of Debt, Amount		$ 105,000												$ 15,000,000	$ 3,700,000